ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ADVERTISING & MARKETING - 0.6%
1,903	Interpublic Group of Companies, Inc.	$ 69,593
890	Omnicom Group, Inc.	60,591
		130,184
	AEROSPACE & DEFENSE - 2.0%
40	Boeing Company(a)	8,281
108	General Dynamics Corporation	21,897
2,717	Howmet Aerospace, Inc.	80,669
632	Huntington Ingalls Industries, Inc.	128,126
95	L3Harris Technologies, Inc.	21,901
34	Lockheed Martin Corporation	11,299
52	Northrop Grumman Corporation	18,575
98	Raytheon Technologies Corporation	8,708
111	Teledyne Technologies, Inc.(a)	49,863
887	Textron, Inc.	65,505
55	TransDigm Group, Inc.(a)	34,310
		449,134
	APPAREL & TEXTILE PRODUCTS - 4.7%
8,194	Hanesbrands, Inc.	139,626
31	NIKE, Inc., Class B	5,186
1,110	PVH Corporation(a)	121,356
1,631	Ralph Lauren Corporation	207,414
2,231	Tapestry, Inc.	86,964
10,406	Under Armour, Inc., Class A(a)	228,516
12,251	Under Armour, Inc., Class C(a)	231,299
576	VF Corporation	41,979
		1,062,340
	ASSET MANAGEMENT - 1.7%
124	Ameriprise Financial, Inc.	37,464
7	BlackRock, Inc.	6,604
125	Charles Schwab Corporation (The)	10,254
3,654	Franklin Resources, Inc.	115,064
4,893	Invesco Ltd.	124,332
649	Raymond James Financial, Inc.	63,985

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ASSET MANAGEMENT - 1.7% (Continued)
96	T Rowe Price Group, Inc.	$ 20,820
		378,523
	AUTOMOTIVE - 0.8%
168	Aptiv plc(a)	29,046
2,308	BorgWarner, Inc.	104,021
1,570	Ford Motor Company(a)	26,816
298	General Motors Company(a)	16,220
2	Tesla, Inc.(a)	2,228
		178,331
	BANKING - 3.8%
84	Bank of America Corporation	4,014
100	Citigroup, Inc.	6,916
1,306	Citizens Financial Group, Inc.	61,878
1,457	Comerica, Inc.	123,976
1,003	Fifth Third Bancorp	43,661
145	First Republic Bank	31,368
2,985	Huntington Bancshares, Inc.	46,984
14	JPMorgan Chase & Company	2,378
2,676	KeyCorporation	62,271
415	M&T Bank Corporation	61,055
9,045	People's United Financial, Inc.	155,031
62	PNC Financial Services Group, Inc. (The)	13,084
2,777	Regions Financial Corporation	65,759
53	SVB Financial Group(a)	38,022
243	Truist Financial Corporation	15,423
243	US Bancorp	14,670
115	Wells Fargo & Company	5,883
1,932	Zions Bancorp NA	121,697
		874,070
	BEVERAGES - 1.0%
1,131	Brown-Forman Corporation, Class B	76,784
78	Coca-Cola Company (The)	4,397
138	Constellation Brands, Inc., Class A	29,920
2,536	Molson Coors Beverage Company, Class B	111,811

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	BEVERAGES - 1.0% (Continued)
295	Monster Beverage Corporation(a)	$ 25,075
30	PepsiCo, Inc.	4,848
		252,835
	BIOTECH & PHARMA - 1.5%
51	AbbVie, Inc.	5,848
36	Amgen, Inc.	7,451
63	Biogen, Inc.(a)	16,801
97	Bristol-Myers Squibb Company	5,665
20	Eli Lilly & Company	5,095
169	Gilead Sciences, Inc.	10,965
964	Incyte Corporation(a)	64,569
9	Johnson & Johnson	1,466
67	Merck & Company, Inc.	5,899
16	Moderna, Inc.(a)	5,523
3,196	Organon & Company	117,452
83	Pfizer, Inc.	3,630
21	Regeneron Pharmaceuticals, Inc.(a)	13,439
105	Vertex Pharmaceuticals, Inc.(a)	19,418
3,896	Viatris, Inc.	52,012
50	Zoetis, Inc.	10,810
		346,043
	CABLE & SATELLITE - 0.4%
13	Charter Communications, Inc., Class A(a)	8,774
65	Comcast Corporation, Class A	3,343
2,003	DISH Network Corporation, Class A(a)	82,263
		94,380
	CHEMICALS - 3.5%
64	Air Products and Chemicals, Inc.	19,188
152	Albemarle Corporation	38,071
246	Avery Dennison Corporation	53,559
392	Celanese Corporation	63,312
2,280	CF Industries Holdings, Inc.	129,505
722	Corteva, Inc.	31,154
359	Dow, Inc.	20,093

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	CHEMICALS - 3.5% (Continued)
382	DuPont de Nemours, Inc.	$ 26,587
601	Eastman Chemical Company	62,522
79	Ecolab, Inc.	17,555
876	FMC Corporation	79,725
183	International Flavors & Fragrances, Inc.	26,983
20	Linde plc	6,384
430	LyondellBasell Industries N.V., Class A	39,913
2,878	Mosaic Company (The)	119,639
185	PPG Industries, Inc.	29,705
45	Sherwin-Williams Company (The)	14,247
		778,142
	COMMERCIAL SUPPORT SERVICES - 1.3%
76	Cintas Corporation	32,916
317	Republic Services, Inc.	42,668
869	Robert Half International, Inc.	98,258
2,967	Rollins, Inc.	104,527
112	Waste Management, Inc.	17,946
		296,315
	CONSTRUCTION MATERIALS - 0.4%
119	Martin Marietta Materials, Inc.	46,748
243	Vulcan Materials Company	46,199
		92,947
	CONTAINERS & PACKAGING - 1.6%
4,305	Amcor plc	51,961
334	Ball Corporation	30,554
748	International Paper Company	37,153
469	Packaging Corp of America	64,427
1,875	Sealed Air Corporation	111,226
1,422	Westrock Company	68,398
		363,719
	DATA CENTER REIT - 0.2%
135	Digital Realty Trust, Inc.	21,304
15	Equinix, Inc.	12,556
		33,860

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.8%
50	3M Company	$ 8,934
237	Dover Corporation	40,072
95	Eaton Corp PLC	15,652
157	Emerson Electric Company	15,231
82	General Electric Company	8,599
30	Honeywell International, Inc.	6,559
71	Illinois Tool Works, Inc.	16,179
1,041	Pentair plc	77,002
		188,228
	E-COMMERCE DISCRETIONARY - 0.3%
277	eBay, Inc.	21,251
170	Etsy, Inc.(a)	42,618
		63,869
	ELECTRIC UTILITIES - 4.6%
2,562	AES Corporation (The)	64,383
1,119	Alliant Energy Corporation	63,302
527	Ameren Corporation	44,421
256	American Electric Power Company, Inc.	21,686
2,592	CenterPoint Energy, Inc.	67,496
861	CMS Energy Corporation	51,961
515	Consolidated Edison, Inc.	38,831
214	Dominion Energy, Inc.	16,249
369	DTE Energy Company	41,826
122	Duke Energy Corporation	12,445
788	Edison International	49,589
404	Entergy Corporation	41,620
974	Evergy, Inc.	62,093
362	Eversource Energy	30,734
427	Exelon Corporation	22,712
1,241	FirstEnergy Corporation	47,816
72	NextEra Energy, Inc.	6,144
2,061	NRG Energy, Inc.	82,213
1,558	Pinnacle West Capital Corporation	100,474
1,475	PPL Corporation	42,480

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ELECTRIC UTILITIES - 4.6% (Continued)
504	Public Service Enterprise Group, Inc.	$ 32,155
183	Sempra Energy	23,356
222	Southern Company (The)	13,835
361	WEC Energy Group, Inc.	32,512
403	Xcel Energy, Inc.	26,030
		1,036,363
	ELECTRICAL EQUIPMENT - 2.4%
1,467	A O Smith Corporation	107,195
541	Allegion plc	69,410
254	AMETEK, Inc.	33,630
294	Amphenol Corporation, Class A	22,570
367	Carrier Global Corporation	19,168
515	Fortive Corporation	38,991
80	Generac Holdings, Inc.(a)	39,885
263	Johnson Controls International plc	19,296
170	Keysight Technologies, Inc.(a)	30,603
294	Otis Worldwide Corporation	23,611
86	Rockwell Automation, Inc.	27,468
42	Roper Technologies, Inc.	20,491
140	TE Connectivity Ltd.	20,440
112	Trane Technologies plc	20,264
455	Trimble, Inc.(a)	39,753
		532,775
	ENGINEERING & CONSTRUCTION - 0.6%
432	Jacobs Engineering Group, Inc.	60,661
552	Quanta Services, Inc.	66,947
		127,608
	ENTERTAINMENT CONTENT - 3.2%
208	Activision Blizzard, Inc.	16,264
7,684	Discovery, Inc. - Series A(a)	180,113
4,648	Discovery, Inc. - Series C(a)	104,859
177	Electronic Arts, Inc.	24,824
2,345	Fox Corporation, Class A	93,190
5,968	Fox Corporation - Class B, CLASS B	220,576

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ENTERTAINMENT CONTENT - 3.2% (Continued)
345	Take-Two Interactive Software, Inc.(a)	$ 62,445
986	ViacomCBS, Inc., Class B	35,713
15	Walt Disney Company (The)(a)	2,536
		740,520
	FOOD - 3.1%
2,743	Campbell Soup Company	109,582
1,927	Conagra Brands, Inc.	62,049
517	General Mills, Inc.	31,951
230	Hershey Company (The)	40,331
2,019	Hormel Foods Corporation	85,444
658	J M Smucker Company (The)	80,842
1,027	Kellogg Company	62,955
1,196	Kraft Heinz Company (The)	42,924
1,793	Lamb Weston Holdings, Inc.	101,215
538	McCormick & Company, Inc.	43,164
183	Mondelez International, Inc., Class A	11,115
577	Tyson Foods, Inc., Class A	46,143
		717,715
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
64	Sylvamo Corporation(a)	1,802

	GAS & WATER UTILITIES - 0.9%
167	American Water Works Company, Inc.	29,088
838	Atmos Energy Corporation	77,197
4,230	NiSource, Inc.	104,354
		210,639
	HEALTH CARE FACILITIES & SERVICES - 3.1%
442	AmerisourceBergen Corporation	53,933
28	Anthem, Inc.	12,184
1,230	Cardinal Health, Inc.	58,806
305	Catalent, Inc.(a)	42,047
430	Centene Corporation(a)	30,633
101	Charles River Laboratories International, Inc.(a)	45,317
64	Cigna Corporation	13,671

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.1% (Continued)
105	CVS Health Corporation	$ 9,374
886	DaVita, Inc.(a)	91,472
65	HCA Healthcare, Inc.	16,280
1,195	Henry Schein, Inc.(a)	91,238
46	Humana, Inc.	21,305
77	IQVIA Holdings, Inc.(a)	20,129
114	Laboratory Corp of America Holdings(a)	32,720
149	McKesson Corporation	30,974
347	Quest Diagnostics, Inc.	50,933
6	UnitedHealth Group, Inc.	2,763
559	Universal Health Services, Inc., Class B	69,372
		693,151
	HEALTH CARE REIT - 0.5%
1,468	Healthpeak Properties, Inc.	52,129
861	Ventas, Inc.	45,952
329	Welltower, Inc.	26,452
		124,533
	HOME & OFFICE PRODUCTS - 1.4%
3,438	Leggett & Platt, Inc.	161,070
4,138	Newell Brands, Inc.	94,719
334	Whirlpool Corporation	70,417
		326,206
	HOME CONSTRUCTION - 1.9%
354	DR Horton, Inc.	31,602
793	Fortune Brands Home & Security, Inc.	80,409
340	Lennar Corporation, Class A	33,976
1,152	Masco Corporation	75,514
493	Mohawk Industries, Inc.(a)	87,364
12	NVR, Inc.(a)	58,738
1,407	PulteGroup, Inc.	67,649
		435,252
	HOTEL REITS - 0.4%
5,464	Host Hotels & Resorts, Inc.(a)	91,959

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HOUSEHOLD PRODUCTS - 0.7%
591	Church & Dwight Company, Inc.	$ 51,629
294	Clorox Company (The)	47,925
204	Colgate-Palmolive Company	15,543
38	Estée Lauder Companies, Inc. (The), Class A	12,325
155	Kimberly-Clark Corporation	20,071
20	Procter & Gamble Company (The)	2,860
		150,353
	INDUSTRIAL REIT - 0.2%
957	Duke Realty Corporation	53,822
73	Prologis, Inc.	10,582
		64,404
	INDUSTRIAL SUPPORT SERVICES - 0.6%
592	Fastenal Company	33,791
117	United Rentals, Inc.(a)	44,356
130	WW Grainger, Inc.	60,205
		138,352
	INFRASTRUCTURE REIT - 0.1%
25	American Tower Corporation	7,049
61	Crown Castle International Corporation	10,998
70	SBA Communications Corporation	24,173
		42,220
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
452	Bank of New York Mellon Corporation (The)	26,758
619	Cboe Global Markets, Inc.	81,671
76	CME Group, Inc.	16,762
18	Goldman Sachs Group, Inc. (The)	7,440
127	Intercontinental Exchange, Inc.	17,584
64	Morgan Stanley	6,578
225	Nasdaq, Inc.	47,221
363	Northern Trust Corporation	44,664
360	State Street Corporation	35,478
		284,156
	INSURANCE - 5.0%
539	Aflac, Inc.	28,928

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSURANCE - 5.0% (Continued)
200	Allstate Corporation (The)	$ 24,734
399	American International Group, Inc.	23,577
54	Aon plc, CLASS A	17,276
238	Arthur J Gallagher & Company	39,905
609	Assurant, Inc.	98,238
7	Berkshire Hathaway, Inc., Class B(a)	2,009
1,284	Brown & Brown, Inc.	81,033
75	Chubb Ltd.	14,654
474	Cincinnati Financial Corporation	57,563
398	Everest Re Group Ltd.	104,077
1,251	Globe Life, Inc.	111,363
644	Hartford Financial Services Group, Inc. (The)	46,967
1,304	Lincoln National Corporation	94,084
1,583	Loews Corporation	88,759
80	Marsh & McLennan Companies, Inc.	13,344
379	MetLife, Inc.	23,801
956	Principal Financial Group, Inc.	64,138
193	Progressive Corporation (The)	18,312
239	Prudential Financial, Inc.	26,302
164	Travelers Companies, Inc. (The)	26,384
1,343	W R Berkley Corporation	106,903
153	Willis Towers Watson plc	37,069
		1,149,420
	INTERNET MEDIA & SERVICES - 0.7%
4	Booking Holdings, Inc.(a)	9,683
337	Expedia Group, Inc.(a)	55,407
157	Match Group, Inc.(a)	23,672
3	Meta Platforms, Inc., Class A(a)	971
7	Netflix, Inc.(a)	4,832
306	Twitter, Inc.(a)	16,383
214	VeriSign, Inc.(a)	47,651
		158,599
	LEISURE FACILITIES & SERVICES - 3.9%
435	Caesars Entertainment, Inc.(a)	47,615

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	LEISURE FACILITIES & SERVICES - 3.9% (Continued)
2,381	Carnival Corporation(a)	$ 52,763
11	Chipotle Mexican Grill, Inc.(a)	19,569
361	Darden Restaurants, Inc.	52,035
106	Domino's Pizza, Inc.	51,831
236	Hilton Worldwide Holdings, Inc.(a)	33,972
1,544	Las Vegas Sands Corporation(a)	59,923
928	Live Nation Entertainment, Inc.(a)	93,867
211	Marriott International, Inc., Class A(a)	33,764
24	McDonald's Corporation	5,893
1,412	MGM Resorts International	66,590
4,508	Norwegian Cruise Line Holdings Ltd.(a)	115,947
947	Penn National Gaming, Inc.(a)	67,805
710	Royal Caribbean Cruises Ltd.(a)	59,945
64	Starbucks Corporation	6,788
920	Wynn Resorts Ltd.(a)	82,616
206	Yum! Brands, Inc.	25,738
		876,661
	LEISURE PRODUCTS - 0.3%
798	Hasbro, Inc.	76,416

	MACHINERY - 1.4%
41	Caterpillar, Inc.	8,364
27	Deere & Company	9,242
280	IDEX Corporation	62,320
926	Ingersoll Rand, Inc.(a)	49,782
95	Parker-Hannifin Corporation	28,176
379	Snap-on, Inc.	77,024
181	Stanley Black & Decker, Inc.	32,531
306	Xylem, Inc.	39,961
		307,400
	MEDICAL EQUIPMENT & DEVICES - 3.5%
41	Abbott Laboratories	5,284
162	ABIOMED, Inc.(a)	53,790
107	Agilent Technologies, Inc.	16,851

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.5% (Continued)
27	Align Technology, Inc.(a)	$ 16,858
306	Baxter International, Inc.	24,162
54	Becton Dickinson and Company	12,938
74	Bio-Rad Laboratories, Inc., Class A(a)	58,805
100	Bio-Techne Corporation	52,365
357	Boston Scientific Corporation(a)	15,397
102	Cooper Companies, Inc.	42,526
15	Danaher Corporation	4,677
1,212	DENTSPLY SIRONA, Inc.	69,338
36	DexCom, Inc.(a)	22,436
112	Edwards Lifesciences Corporation(a)	13,420
634	Hologic, Inc.(a)	46,479
25	IDEXX Laboratories, Inc.(a)	16,654
33	Illumina, Inc.(a)	13,697
21	Intuitive Surgical, Inc.(a)	7,584
44	Medtronic PLC	5,274
18	Mettler-Toledo International, Inc.(a)	26,656
253	PerkinElmer, Inc.	44,753
80	ResMed, Inc.	21,033
221	STERIS plc	51,657
41	Stryker Corporation	10,909
138	Teleflex, Inc.	49,258
9	Thermo Fisher Scientific, Inc.	5,698
94	Waters Corporation(a)	34,550
64	West Pharmaceutical Services, Inc.	27,512
229	Zimmer Biomet Holdings, Inc.	32,774
		803,335
	METALS & MINING - 0.2%
533	Freeport-McMoRan, Inc.	20,105
370	Newmont Corporation	19,980
		40,085
	MULTI ASSET CLASS REIT - 0.8%
3,677	Vornado Realty Trust	156,750

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	OFFICE REIT - 0.5%
173	Alexandria Real Estate Equities, Inc.	$ 35,316
560	Boston Properties, Inc.	63,638
		98,954
	OIL & GAS PRODUCERS - 5.1%
7,082	APA Corporation	185,618
56	Chevron Corporation	6,411
244	ConocoPhillips	18,176
8,134	Coterra Energy, Inc.	173,417
1,927	Devon Energy Corporation	77,234
1,067	Diamondback Energy, Inc.	114,372
383	EOG Resources, Inc.	35,412
71	Exxon Mobil Corporation	4,577
761	Hess Corporation	62,836
1,998	Kinder Morgan, Inc.	33,467
9,686	Marathon Oil Corporation	158,076
472	Marathon Petroleum Corporation	31,119
1,743	Occidental Petroleum Corporation	58,443
827	ONEOK, Inc.	52,614
491	Phillips 66	36,717
205	Pioneer Natural Resources Company	38,331
593	Valero Energy Corporation	45,857
1,377	Williams Companies, Inc. (The)	38,680
		1,171,357
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
2,328	Baker Hughes Company	58,386
2,875	Halliburton Company	71,846
941	Schlumberger N.V.	30,357
		160,589
	PUBLISHING & BROADCASTING - 2.3%
5,249	News Corporation, CLASS A	120,202
17,544	News Corporation, Class B	395,793
		515,995

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	REAL ESTATE SERVICES - 0.1%
317	CBRE Group, Inc., Class A(a)	$ 32,993

	RENEWABLE ENERGY - 0.3%
261	ENPHASE ENERGY, INC.(a)	60,455

	RESIDENTIAL REIT - 1.0%
139	AvalonBay Communities, Inc.	32,899
423	Equity Residential	36,547
144	Essex Property Trust, Inc.	48,950
234	Mid-America Apartment Communities, Inc.	47,785
1,236	UDR, Inc.	68,635
		234,816
	RETAIL - CONSUMER STAPLES - 0.7%
11	Costco Wholesale Corporation	5,407
89	Dollar General Corporation	19,715
518	Dollar Tree, Inc.(a)	55,820
705	Kroger Company (The)	28,214
35	Target Corporation	9,087
548	Walgreens Boots Alliance, Inc.	25,767
33	Walmart, Inc.	4,931
		148,941
	RETAIL - DISCRETIONARY - 3.1%
394	Advance Auto Parts, Inc.	88,855
20	AutoZone, Inc.(a)	35,697
911	Bath & Body Works, Inc.	62,941
359	Best Buy Company, Inc.	43,884
391	CarMax, Inc.(a)	53,536
7,645	Gap, Inc. (The)	173,464
489	Genuine Parts Company	64,113
8	Home Depot, Inc. (The)	2,974
35	Lowe's Companies, Inc.	8,184
44	O'Reilly Automotive, Inc.(a)	27,382
218	Ross Stores, Inc.	24,678
172	TJX Companies, Inc. (The)	11,264

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	RETAIL - DISCRETIONARY - 3.1% (Continued)
228	Tractor Supply Company	$ 49,515
130	Ulta Beauty, Inc.(a)	47,757
		694,244
	RETAIL REIT - 1.5%
980	Federal Realty Investment Trust	117,943
3,473	Kimco Realty Corporation	78,490
513	Realty Income Corporation	36,644
1,405	Regency Centers Corporation	98,926
171	Simon Property Group, Inc.	25,065
		357,068
	SELF-STORAGE REIT - 0.3%
208	Extra Space Storage, Inc.	41,053
62	Public Storage	20,595
		61,648
	SEMICONDUCTORS - 2.2%
71	Advanced Micro Devices, Inc.(a)	8,536
72	Analog Devices, Inc.	12,491
65	Applied Materials, Inc.	8,882
10	Broadcom, Inc.	5,317
82	Intel Corporation	4,018
938	IPG Photonics Corporation(a)	149,152
59	KLA Corporation	21,993
20	Lam Research Corporation	11,271
314	Microchip Technology, Inc.	23,264
168	Micron Technology, Inc.	11,609
95	Monolithic Power Systems, Inc.	49,919
8	NVIDIA Corporation	2,045
86	NXP Semiconductors N.V.	17,274
277	Qorvo, Inc.(a)	46,600
45	QUALCOMM, Inc.	5,987
188	Skyworks Solutions, Inc.	31,420
426	Teradyne, Inc.	58,890
31	Texas Instruments, Inc.	5,812

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SEMICONDUCTORS - 2.2% (Continued)
172	Xilinx, Inc.	$ 30,960
		505,440
	SOFTWARE - 2.8%
5	Adobe, Inc.(a)	3,252
492	Akamai Technologies, Inc.(a)	51,886
86	ANSYS, Inc.(a)	32,644
56	Autodesk, Inc.(a)	17,786
136	Cadence Design Systems, Inc.(a)	23,543
566	Ceridian HCM Holding, Inc.(a)	70,892
606	Cerner Corporation	45,020
778	Citrix Systems, Inc.	73,699
75	Fortinet, Inc.(a)	25,226
13	Intuit, Inc.	8,138
3	Microsoft Corporation	995
2,392	NortonLifeLock, Inc.	60,876
76	Oracle Corporation	7,291
89	Paycom Software, Inc.(a)	48,759
564	PTC, Inc.(a)	71,825
15	salesforce.com, Inc.(a)	4,495
12	ServiceNow, Inc.(a)	8,373
59	Synopsys, Inc.(a)	19,658
107	Tyler Technologies, Inc.(a)	58,125
		632,483
	SPECIALTY FINANCE - 0.4%
63	American Express Company	10,948
93	Capital One Financial Corporation	14,046
234	Discover Financial Services	26,517
807	Synchrony Financial	37,485
		88,996
	SPECIALTY REITS - 0.3%
1,487	Iron Mountain, Inc.	67,867

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	STEEL - 0.1%
267	Nucor Corporation	$ 29,811

	TECHNOLOGY HARDWARE - 2.7%
7	Apple, Inc.	1,049
139	Arista Networks, Inc.(a)	56,947
70	Cisco Systems, Inc.	3,918
856	Corning, Inc.	30,448
414	F5 Networks, Inc.(a)	87,416
221	Garmin Ltd.	31,736
3,387	Hewlett Packard Enterprise Company	49,620
986	HP, Inc.	29,905
3,858	Juniper Networks, Inc.	113,887
101	Motorola Solutions, Inc.	25,108
559	NetApp, Inc.	49,919
618	Seagate Technology Holdings plc	55,045
905	Western Digital Corporation(a)	47,322
56	Zebra Technologies Corporation, Class A(a)	29,901
		612,221
	TECHNOLOGY SERVICES - 4.4%
14	Accenture plc, Class A	5,023
58	Automatic Data Processing, Inc.	13,020
307	Broadridge Financial Solutions, Inc.	54,772
184	CDW Corporation/DE	34,344
336	Cognizant Technology Solutions Corporation, Class A	26,238
3,150	DXC Technology Company(a)	102,597
111	Equifax, Inc.	30,795
106	Fidelity National Information Services, Inc.	11,738
130	Fiserv, Inc.(a)	12,804
183	FleetCor Technologies, Inc.(a)	45,276
126	Gartner, Inc.(a)	41,821
139	Global Payments, Inc.	19,876
187	IHS Markit Ltd.	24,445
59	International Business Machines Corporation	7,381
455	Jack Henry & Associates, Inc.	75,748

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TECHNOLOGY SERVICES - 4.4% (Continued)
751	Leidos Holdings, Inc.	$ 75,085
127	MarketAxess Holdings, Inc.	51,901
11	Mastercard, Inc., Class A	3,691
43	Moody's Corporation	17,378
30	MSCI, Inc.	19,946
6,629	Nielsen Holdings plc	134,238
254	Paychex, Inc.	31,313
11	PayPal Holdings, Inc.(a)	2,558
21	S&P Global, Inc.	9,957
153	Verisk Analytics, Inc.	32,171
12	Visa, Inc., Class A	2,541
5,417	Western Union Company (The)	98,698
		985,355
	TELECOMMUNICATIONS - 0.5%
178	AT&T, Inc.	4,496
7,120	Lumen Technologies, Inc.	84,444
96	T-Mobile US, Inc.(a)	11,043
80	Verizon Communications, Inc.	4,239
		104,222
	TIMBER REIT - 0.2%
1,036	Weyerhaeuser Company	37,006

	TOBACCO & CANNABIS - 0.1%
215	Altria Group, Inc.	9,484
62	Philip Morris International, Inc.	5,861
		15,345
	TRANSPORTATION & LOGISTICS - 3.1%
2,516	Alaska Air Group, Inc.(a)	132,844
4,198	American Airlines Group, Inc.(a)	80,602
980	CH Robinson Worldwide, Inc.	95,050
440	CSX Corporation	15,915
989	Delta Air Lines, Inc.(a)	38,700
404	Expeditors International of Washington, Inc.	49,797
59	FedEx Corporation	13,896

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TRANSPORTATION & LOGISTICS - 3.1% (Continued)
376	JB Hunt Transport Services, Inc.	$ 74,143
138	Kansas City Southern	42,815
67	Norfolk Southern Corporation	19,634
110	Old Dominion Freight Line, Inc.	37,549
733	Southwest Airlines Company(a)	34,656
35	Union Pacific Corporation	8,449
1,476	United Airlines Holdings, Inc.(a)	68,103
37	United Parcel Service, Inc., Class B	7,898
		720,051
	TRANSPORTATION EQUIPMENT - 0.6%
129	Cummins, Inc.	30,939
425	PACCAR, Inc.	38,089
680	Westinghouse Air Brake Technologies Corporation	61,696
		130,724
	WHOLESALE - CONSUMER STAPLES - 0.3%
514	Archer-Daniels-Midland Company	33,019
333	Sysco Corporation	25,608
		58,627
	WHOLESALE - DISCRETIONARY - 0.8%
232	Copart, Inc.(a)	36,027
1,472	LKQ Corporation(a)	81,078
106	Pool Corporation	54,607
		171,712

	TOTAL COMMON STOCKS (Cost $22,530,091)	22,566,514

	TOTAL INVESTMENTS - 99.5% (Cost $22,530,091)	$ 22,566,514
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	104,248
	NET ASSETS - 100.0%	$ 22,670,762

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a) (b)	Non-income producing security. Percentage rounds to less than 0.1%.